Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These consolidated financial statements are presented as unaudited and in United States dollars and have been prepared in accordance with generally accepted accounting principles in the United States of America. The Company believes that these consolidated financial statements present fairly, in all material respects, the financial position of the Company and the results of its operations and cash flows for the periods presented.

The consolidated financial statements include the accounts of the Company as well as their wholly owned subsidiary, Golden Glory Resources, Inc. All inter-company transactions have been eliminated in consolidation.

The Company has a fiscal June 30 year end.

NOTE 2- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These consolidated financial statements are presented as unaudited and in United States dollars and have been prepared in accordance with generally accepted accounting principles in the United States of America. The Company believes that these consolidated financial statements present fairly, in all material respects, the financial position of the Company and the results of its operations and cash flows for the periods presented.

The consolidated financial statements include the accounts of the Company as well as their wholly-owned subsidiary, Golden Glory Resources, Inc. All inter-company transactions have been eliminated in consolidation.

The Company has a fiscal June 30 year end.